United States Securities and Exchange Commission
Washington, DC  20549

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2007

Check here if Amendment [];  Amendment Number:
This Amendment (Check only one):

[ ] is a restatement
[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     UBS Swiss Financial Advisers AG
Address:  Loewenstrasse 49
          Zurich, Switzerland CH-8098

13F File Number:  28-11603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:     Adrian Josi
Title:    Executive Director
Phone:    41-44-237-8790

Signature, Place, and Date of Signing:

/s/ Adrian Josi
___________________________________
Adrian Josi
Zurich, Switzerland
February 14, 2008

Name:    Markus Kaelin
Title:   Director
Phone:   41-44-237-8761

Signature, Place, and Date of Signing:

/s/ Markus Kaelin
___________________________________
Markus Kaelin
Zurich, Switzerland
February 14, 2008

Report Type  (Check only one):

[ ]   13F Holdings Report
[x]   13F Notice
[ ]   13F Combination Report

List of Other Managers Reporting for this Manager:

Form  13F File Number                 Name
28-10396                              UBS AG